Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000212830 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000212830 | 74441F876 | PGIM Securitized Credit Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000212830 | 72202E682 | PIMCO Preferred and Capital Security Fund, Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000212830 | 024525719 | American Beacon Developing World Income Fund, R5 Class
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000212830 | 316175108 | Fidelity Money Market Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000212830 | 470258765 | Easterly Income Opportunities Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000212830 | 31423A432 | Federated Hermes MDT Market Neutral Fund, Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000212830 | 884891201 | Thompson Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000212830 | 63868C599 | Nationwide Strategic Income Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000212830 | 46141T133 | Ambassador Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000212831 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000212831 | 74441F876 | PGIM Securitized Credit Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000212831 | 72202E682 | PIMCO Preferred and Capital Security Fund, Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000212831 | 024525719 | American Beacon Developing World Income Fund, R5 Class
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000212831 | 316175108 | Fidelity Money Market Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000212831 | 470258765 | Easterly Income Opportunities Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000212831 | 31423A432 | Federated Hermes MDT Market Neutral Fund, Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000212831 | 884891201 | Thompson Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000212831 | 63868C599 | Nationwide Strategic Income Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000212831 | 46141T133 | Ambassador Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%